Investment Objectives and Goals	Nov. 12, 2026
Tradr Triple Threat 2X Long Memory Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr Triple Threat 2X Long Memory Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr Triple Threat 2X Long Memory Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the Target Portfolio. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr Triple Threat 2X Long Quantum Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr Triple Threat 2X Long Quantum Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr Triple Threat 2X Long Quantum Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the Target Portfolio. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr Triple Threat 2X Long Space Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr Triple Threat 2X Long Space Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr Triple Threat 2X Long Space Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the Target Portfolio. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.